Gratuity and other post-employment benefit plans - Summary of Maturity Analysis of Defined Benefit Payments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Within next 12 months [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	₨ 52	$ 1	₨ 33
From 2nd to 5th year [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	192	2	127
From 6th to 9th year [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	117	1	122
From 10th year and beyond [Member]
Disclosure of Information About Maturity Profile of Defined Benefit Obligation [Line Items]
Cash flow	₨ 108	$ 1	₨ 299